Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 108,684	$ 97,799
Restricted cash	3,649	4,493
Accounts receivable, net of allowance of $22,357 (December 31, 2011 - $19,700)	328,455	286,019
Income tax recoverable	2,503	9,661
Inventories (note 6)	14,918	11,831
Prepaid expenses and other current assets	34,197	23,874
Deferred income tax (note 15)	18,135	16,527
	510,541	450,204
Other receivables	6,328	6,684
Other assets (note 7)	13,972	10,344
Fixed assets (note 8)	107,011	94,150
Deferred income tax (note 15)	99,464	87,940
Intangible assets (note 9)	177,949	188,909
Goodwill (note 10)	402,645	395,487
	807,369	783,514
	1,317,910	1,233,718
Current liabilities
Accounts payable	88,593	82,114
Accrued liabilities (note 6)	313,212	272,106
Income tax payable	6,477	3,214
Unearned revenues	19,702	19,448
Long-term debt - current (note 11)	39,038	216,373
Deferred income tax (note 15)	875	995
	467,897	594,250
Long-term debt - non-current (note 11)	298,167	100,042
Convertible debentures (note 11)	77,000	77,000
Contingent acquisition consideration (note 18)	12,649	10,166
Other liabilities	35,610	29,077
Deferred income tax (note 15)	34,683	38,160
	458,109	254,445
Non-controlling interests (note 12)	151,969	141,404
Shareholders' equity
Preferred shares (note 13)	130,762	140,561
Common shares (note 13)	118,821	110,821
Contributed surplus	29,781	27,970
Deficit	(74,024)	(63,958)
Accumulated other comprehensive earnings	34,595	28,225
	239,935	243,619
	$ 1,317,910	$ 1,233,718